Real Estate Inventories (Schedule Of Components Of Real Estate Inventories) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Inventories owned:
Land deposits			$ 26,939	[1]	$ 27,939	[1]
Land and land under development			267,348	[1]	298,677	[1]
Homes completed and under construction			90,824	[1]	114,592	[1]
Model homes			13,423	[1]	47,698	[1]
Total	369,146		398,534	[1]	488,906	[1]
Inventories not owned:
Other land options contracts-land banking arrangement	44,908		47,408	[2]	55,270	[2]
Successor [Member]
Inventories owned:
Land deposits	34,957
Land and land under development	275,949
Homes completed and under construction	49,522
Model homes	8,718
Total	369,146
Inventories not owned:
Other land options contracts-land banking arrangement	44,908	[3]
Predecessor [Member]
Inventories owned:
Land deposits			26,939
Land and land under development			267,348
Homes completed and under construction			90,824
Model homes			13,423
Total			398,534
Inventories not owned:
Other land options contracts-land banking arrangement			$ 47,408	[3]

[1]	The Company temporarily suspended all development, sales and marketing activities at certain of its projects which were in various stages of development. Management of the Company concluded that this strategy was necessary under the prevailing market conditions at that time and would allow the Company to market the properties at some future time when market conditions may have improved. Certain of these projects were restarted in 2010 and 2011; and, as markets continue to improve, management continues to evaluate and analyze the marketplace to potentially activate temporarily suspended projects in 2012 and beyond. The Company has incurred costs related to these certain projects of $16.1 million as of December 31, 2011, of which $14.8 million is included in Land and land under development, $0.2 million is included in Homes completed and under construction and $1.1 million is included in Model homes. The Company may bring more of these projects to market in 2012.
[2]	Includes the consolidation of certain land banking arrangements which do not obligate the Company to complete the lot purchases, however, based on certain factors, the Company has determined it is economically compelled to purchase the land in the land banking arrangement. Amounts are net of deposits.
[3]	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement and has been consolidated. Amounts are net of deposits.